Related Parties - Summary of remuneration package (Details) € in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€) EquityInstruments	Dec. 31, 2016 EUR (€) EquityInstruments	Dec. 31, 2015 EUR (€) EquityInstruments
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Post-employment benefits	€ 248	€ 228	€ 215
Warrants granted | EquityInstruments	873,000	1,130,750	532,053
Key management personnel of entity or parent [member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Total benefits excluding warrants	€ 4,305	€ 3,683	€ 3,327
Warrants granted | EquityInstruments	535,000	620,000	191,740
Executive committee members as a group
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short-term benefits	€ 3,694	€ 3,124	€ 2,937
Warrants granted | EquityInstruments	475,000	515,000	175,000
Raj Parekh
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short-term benefits	€ 91	€ 73
Warrants granted | EquityInstruments	15,000	30,000	5,400
Consultancy fee		€ 20
Harrold van Barlingen
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short-term benefits	€ 45	€ 47	€ 40
Warrants granted | EquityInstruments	7,500	15,000	2,520
Howard Rowe
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short-term benefits	€ 45	€ 50	€ 40
Warrants granted | EquityInstruments	7,500	15,000	2,520
Werner Cautreels
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short-term benefits	€ 55	€ 56	€ 45
Warrants granted | EquityInstruments	7,500	15,000	3,780
Katrine Bosley
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short-term benefits	€ 45	€ 45	€ 40
Warrants granted | EquityInstruments	7,500	15,000	2,520
Christine Mummery
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short-term benefits	€ 41	€ 43	€ 10
Warrants granted | EquityInstruments	7,500	15,000
Mary Kerr
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short-term benefits	€ 41	€ 18
Warrants granted | EquityInstruments	7,500